CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
CURRENT ASSETS:
Cash and cash equivalents	¥ 19,773,580		$ 2,826,372		¥ 3,918,146
Accounts receivable, net	6,259,004		894,642		10,564,030
Deferred offering costs	228,213		32,620
Prepayment and other current assets	¥ 61,640,567		$ 8,810,704		12,104,106
Amount due from related parties					¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
TOTAL CURRENT ASSETS	¥ 87,901,364		$ 12,564,338		¥ 31,025,987
Non-current assets
Property and equipment, net	4,256,882		608,465		580,850
Intangible assets, net	24,043,180		3,436,655		16,943,816
Prepayment for acquisition	0				32,000,000
Right-of-use assets	966,479		138,145		768,042
Deferred tax assets	232,563		33,242		15,330
Goodwill	26,550,297		3,795,014
TOTAL ASSETS	143,950,765		20,575,859		81,334,025
CURRENT LIABILITIES:
Bank loans	15,240,000		2,178,357		4,000,000
Payroll payables	1,952,234		279,046		1,045,829
Other payables	2,050,459		293,086		1,352,992
Deferred revenue	40,942		5,852		620,000
Lease liabilities	482,275		68,935		496,601
Amount due to related parties	¥ 462,837		$ 66,156		¥ 275,100
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Taxes payable	¥ 1,509,134		$ 215,711		¥ 1,973,260
TOTAL CURRENT LIABILITIES	21,737,881		3,107,143		9,763,782
NON-CURRENT LIABILITY
Long-term loans	1,000,000		142,937
Lease liabilities	480,841		68,730		271,442
TOTAL LIABILITIES	23,218,722		3,318,810		10,035,224
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	127,454,016		18,217,867		50,180,671
Statutory reserves	2,111,434		301,802		2,054,975
Ordinary shares subscribed	(15,755,217)		(2,252,000)		(1,913)
Retained earnings	7,841,520		1,120,842		18,494,772
Accumulated other comprehensive income (loss)	(1,086,344)		(155,319)		418,491
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY	120,581,489		17,235,529		71,149,107
NON-CONTROLLING INTERESTS	150,554		21,520		149,694
TOTAL SHAREHOLDERS' EQUITY	120,732,043		17,257,049		71,298,801
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	143,950,765		20,575,859		81,334,025
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	15,356	[1]	2,232	[1]	1,387	[1]
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 724	[1]	$ 105	[1]	¥ 724	[1]

[1]	Ordinary Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective on June 24, 2025 and March 23, 2026. The accompanying notes are an integral part of these consolidated financial statements.